Guarantor Financial Information - Condensed Consolidating Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 1,219	$ 5,500	$ 4,582	$ 5,315
Accounts receivable, net	1,915	1,896
Equipment installment plan receivables, net	2,290	1,930
Accounts receivable from affiliates	22	40
Inventories	1,566	1,111
Asset purchase deposit	0	2,203
Other current assets	1,903	1,537
Total current assets	8,915	14,217
Property and equipment, net	22,196	20,943
Goodwill	1,683	1,683
Spectrum licenses	35,366	27,014
Other intangible assets, net	217	376
Investments in subsidiaries, net	0	0
Intercompany receivables and note receivables	0	0
Equipment installment plan receivables due after one year, net	1,274	984
Other assets	912	674
Total assets	70,563	65,891
Current liabilities
Accounts payable and accrued liabilities	8,528	7,152
Payables to affiliates	182	125
Short-term debt	1,612	354
Deferred revenue	779	986
Other current liabilities	414	405
Total current liabilities	11,515	9,022
Long-term debt	12,121	21,832
Long-term debt to affiliates	14,586	5,600
Tower obligations	2,590	2,621
Deferred tax liabilities	3,537	4,938
Deferred rent expense	2,720	2,616
Negative carrying value of subsidiaries, net	0	0
Intercompany payables and debt	0	0
Other long-term liabilities	935	1,026
Total long-term liabilities	36,489	38,633
Total stockholders' equity (deficit)	22,559	18,236	16,557	15,663
Total liabilities and stockholders' equity	70,563	65,891
Consolidating and Eliminating Adjustments
Current assets
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Equipment installment plan receivables, net	0	0
Accounts receivable from affiliates	0	0
Inventories	0	0
Asset purchase deposit		0
Other current assets	0	0
Total current assets	0	0
Property and equipment, net	0	0
Goodwill	0	0
Spectrum licenses	0	0
Other intangible assets, net	0	0
Investments in subsidiaries, net	(63,522)	(52,777)
Intercompany receivables and note receivables	(8,503)	(7,022)
Equipment installment plan receivables due after one year, net	0	0
Other assets	(140)	(195)
Total assets	(72,165)	(59,994)
Current liabilities
Accounts payable and accrued liabilities	0	0
Payables to affiliates	0	0
Short-term debt	0	0
Deferred revenue	0	0
Other current liabilities	0	0
Total current liabilities	0	0
Long-term debt	0	0
Long-term debt to affiliates	0	0
Tower obligations	0	0
Deferred tax liabilities	(140)	(195)
Deferred rent expense	0	0
Negative carrying value of subsidiaries, net	(629)	(568)
Intercompany payables and debt	(8,503)	(7,022)
Other long-term liabilities	0	0
Total long-term liabilities	(9,272)	(7,785)
Total stockholders' equity (deficit)	(62,893)	(52,209)
Total liabilities and stockholders' equity	(72,165)	(59,994)
Parent | Reportable Legal Entities
Current assets
Cash and cash equivalents	74	358	378	2,278
Accounts receivable, net	0	0
Equipment installment plan receivables, net	0	0
Accounts receivable from affiliates	0	0
Inventories	0	0
Asset purchase deposit		0
Other current assets	0	0
Total current assets	74	358
Property and equipment, net	0	0
Goodwill	0	0
Spectrum licenses	0	0
Other intangible assets, net	0	0
Investments in subsidiaries, net	22,534	17,682
Intercompany receivables and note receivables	0	196
Equipment installment plan receivables due after one year, net	0	0
Other assets	0	0
Total assets	22,608	18,236
Current liabilities
Accounts payable and accrued liabilities	0	0
Payables to affiliates	0	0
Short-term debt	0	0
Deferred revenue	0	0
Other current liabilities	17	0
Total current liabilities	17	0
Long-term debt	0	0
Long-term debt to affiliates	0	0
Tower obligations	0	0
Deferred tax liabilities	0	0
Deferred rent expense	0	0
Negative carrying value of subsidiaries, net	0	0
Intercompany payables and debt	32	0
Other long-term liabilities	0	0
Total long-term liabilities	32	0
Total stockholders' equity (deficit)	22,559	18,236
Total liabilities and stockholders' equity	22,608	18,236
Issuer | Reportable Legal Entities
Current assets
Cash and cash equivalents	1	2,733	1,767	2,246
Accounts receivable, net	0	0
Equipment installment plan receivables, net	0	0
Accounts receivable from affiliates	0	0
Inventories	0	0
Asset purchase deposit		0
Other current assets	0	0
Total current assets	1	2,733
Property and equipment, net	0	0
Goodwill	0	0
Spectrum licenses	0	0
Other intangible assets, net	0	0
Investments in subsidiaries, net	40,988	35,095
Intercompany receivables and note receivables	8,503	6,826
Equipment installment plan receivables due after one year, net	0	0
Other assets	2	7
Total assets	49,494	44,661
Current liabilities
Accounts payable and accrued liabilities	253	423
Payables to affiliates	146	79
Short-term debt	999	20
Deferred revenue	0	0
Other current liabilities	0	0
Total current liabilities	1,398	522
Long-term debt	10,911	20,741
Long-term debt to affiliates	14,586	5,600
Tower obligations	0	0
Deferred tax liabilities	0	0
Deferred rent expense	0	0
Negative carrying value of subsidiaries, net	0	0
Intercompany payables and debt	0	0
Other long-term liabilities	65	116
Total long-term liabilities	25,562	26,457
Total stockholders' equity (deficit)	22,534	17,682
Total liabilities and stockholders' equity	49,494	44,661
Guarantor Subsidiaries | Reportable Legal Entities
Current assets
Cash and cash equivalents	1,086	2,342	2,364	697
Accounts receivable, net	1,659	1,675
Equipment installment plan receivables, net	2,290	1,930
Accounts receivable from affiliates	22	40
Inventories	1,566	1,111
Asset purchase deposit		2,203
Other current assets	1,275	972
Total current assets	7,898	10,273
Property and equipment, net	21,890	20,568
Goodwill	1,683	1,683
Spectrum licenses	35,366	27,014
Other intangible assets, net	217	376
Investments in subsidiaries, net	0	0
Intercompany receivables and note receivables	0	0
Equipment installment plan receivables due after one year, net	1,274	984
Other assets	814	600
Total assets	69,142	61,498
Current liabilities
Accounts payable and accrued liabilities	8,014	6,474
Payables to affiliates	36	46
Short-term debt	613	334
Deferred revenue	779	986
Other current liabilities	192	258
Total current liabilities	9,634	8,098
Long-term debt	1,210	1,091
Long-term debt to affiliates	0	0
Tower obligations	392	400
Deferred tax liabilities	3,677	5,133
Deferred rent expense	2,720	2,616
Negative carrying value of subsidiaries, net	629	568
Intercompany payables and debt	8,201	6,785
Other long-term liabilities	866	906
Total long-term liabilities	17,695	17,499
Total stockholders' equity (deficit)	41,813	35,901
Total liabilities and stockholders' equity	69,142	61,498
Non-Guarantor Subsidiaries | Reportable Legal Entities
Current assets
Cash and cash equivalents	58	67	$ 73	$ 94
Accounts receivable, net	256	221
Equipment installment plan receivables, net	0	0
Accounts receivable from affiliates	0	0
Inventories	0	0
Asset purchase deposit		0
Other current assets	628	565
Total current assets	942	853
Property and equipment, net	306	375
Goodwill	0	0
Spectrum licenses	0	0
Other intangible assets, net	0	0
Investments in subsidiaries, net	0	0
Intercompany receivables and note receivables	0	0
Equipment installment plan receivables due after one year, net	0	0
Other assets	236	262
Total assets	1,484	1,490
Current liabilities
Accounts payable and accrued liabilities	261	255
Payables to affiliates	0	0
Short-term debt	0	0
Deferred revenue	0	0
Other current liabilities	205	147
Total current liabilities	466	402
Long-term debt	0	0
Long-term debt to affiliates	0	0
Tower obligations	2,198	2,221
Deferred tax liabilities	0	0
Deferred rent expense	0	0
Negative carrying value of subsidiaries, net	0	0
Intercompany payables and debt	270	237
Other long-term liabilities	4	4
Total long-term liabilities	2,472	2,462
Total stockholders' equity (deficit)	(1,454)	(1,374)
Total liabilities and stockholders' equity	$ 1,484	$ 1,490